Acquisition and Divestitures - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended
	Jan. 02, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Idaho Dairy Farm [Member]	Sep. 30, 2013 Idaho Dairy Farm [Member]	Jun. 30, 2014 Idaho Dairy Farm [Member]	Dec. 31, 2013 Idaho Dairy Farm [Member]	Jun. 30, 2014 Idaho Dairy Farm [Member] Impairment Charges [Member]	Jun. 30, 2014 Idaho Dairy Farm [Member] Lease Liability [Member]	Dec. 31, 2013 Idaho Dairy Farm [Member] Lease Liability [Member]	Dec. 31, 2013 Sofine Foods BV [Member]	Jan. 02, 2014 Earthbound Farm [Member]	Jun. 30, 2014 Earthbound Farm [Member]	Jun. 30, 2014 Earthbound Farm [Member]	Dec. 31, 2013 Earthbound Farm [Member]	Jan. 02, 2014 Earthbound Farm [Member] Senior Secured Credit Facility [Member]
Acquisitions And Dispositions [Line Items]
Effective date of acquisition																	Jan. 02, 2014		Jan. 02, 2014
Purchase price of business																	$ 600,000,000
Borrowing of senior secured credit facilities						0	500,000,000	0													615,000,000
Intangible assets acquired	255,600,000
Amortization of intangible assets	104,900,000	2,500,000	700,000	5,100,000	1,400,000	2,900,000	2,500,000	2,600,000
Amortization period of intangible assets	15 years
Expected tax deductible goodwill amount		91,000,000		91,000,000
Net sales																		153,100,000	299,200,000
Operating income																		14,100,000	22,600,000
Due diligence, investment advisors and regulatory matters expenses																		200,000	7,200,000	3,300,000
Write-down of assets						24,226,000	0	0	3,700,000	7,400,000						9,800,000
Total impairment charge				1,189,000	(847,000)	18,109,000	0	0	11,100,000			11,100,000
Proceeds from sale of fixed assets				122,000	61,956,000	92,352,000	1,490,000	710,000	31,000,000
Note receivable									6,400,000			6,400,000
Restructuring Charges									3,300,000			3,306,000			2,674,000
Reversal of asset disposal and exit costs		$ 55,000		$ 703,000	$ 0						$ 700,000		$ 300,000	$ 400,000